UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE OF       CUSIP       VALUE     SHARES     SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS                    (x$1000)    PRN  AMT   PRN CALL   DSCRETN    MANAGERS  SOLE     SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ALPHATEC HOLDINGS INC           COM            02081G102      2,678     533,473     SH        SOLE        N/A    533,473
CYPRESS BIOSCIENCES INC         COM PAR $.02   232674507      4,415     616,600     SH        SOLE        N/A    616,600
DENDREON CORP                   COM            24823Q107      2,261     469,000    PUT        SOLE        N/A    469,000
ELAN CORP PLC-ADR               ADR            284131208      7,956     381,392     SH        SOLE        N/A    381,392
ELAN CORP PLC-ADR               ADR            284131208     13,572     650,600    PUT        SOLE        N/A    650,600
EMISPHERE TECHNOLOGIES INC      COM            291345106        845     505,743     SH        SOLE        N/A    505,743
INCYTE CORP                     COM            45337C102        771      73,400     SH        SOLE        N/A     73,400
INTROGEN THERAPEUTICS INC       COM            46119F107        234      75,272     SH        SOLE        N/A     75,272
MEDIVATION INC                  COM            58501N101      2,248     157,969     SH        SOLE        N/A    157,969
MYRIAD GENETICS INC             COM            62855J104     27,486     682,202     SH        SOLE        N/A    682,202
MYRIAD GENETICS INC             COM            62855J104      3,010      74,700    PUT        SOLE        N/A     74,700
PROGENICS PHARMACEUTICALS INC   COM            743187106      2,173     332,774     SH        SOLE        N/A    332,774
SUPERGEN INC                    COM            868059106        482     191,889     SH        SOLE        N/A    191,889

                                            13               68,131





                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         13

Form 13F Information Table Value Total:         68,131
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE